Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS
CIK	dei_EntityCentralIndexKey	0001168164
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2025
Prospectus Date	rr_ProspectusDate	Jan. 31, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
SPDR Dow Jones Global Real Estate ETF | SPDR Dow Jones Global Real Estate ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWO
SPDR Dow Jones International Real Estate ETF | SPDR Dow Jones International Real Estate ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWX
SPDR EURO STOXX 50 ETF | SPDR EURO STOXX 50 ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FEZ
SPDR MSCI ACWI Climate Paris Aligned ETF | SPDR MSCI ACWI Climate Paris Aligned ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NZAC
SPDR MSCI ACWI ex-US ETF | SPDR MSCI ACWI ex-US ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWI
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF | SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EFAX
SPDR MSCI EAFE StrategicFactors ETF | SPDR MSCI EAFE StrategicFactors ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QEFA
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF | SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEMX
SPDR MSCI Emerging Markets StrategicFactors ETF | SPDR MSCI Emerging Markets StrategicFactors ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QEMM
SPDR MSCI World StrategicFactors ETF | SPDR MSCI World StrategicFactors ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QWLD
SPDR Portfolio Developed World ex-US ETF | SPDR Portfolio Developed World ex-US ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPDW
SPDR Portfolio Emerging Markets ETF | SPDR Portfolio Emerging Markets ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPEM
SPDR Portfolio Europe ETF | SPDR Portfolio Europe ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPEU
SPDR Portfolio MSCI Global Stock Market ETF | SPDR Portfolio MSCI Global Stock Market ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPGM
SPDR SP China ETF | SPDR SP China ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXC
SPDR SP Emerging Asia Pacific ETF | SPDR SP Emerging Asia Pacific ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMF
SPDR SP Emerging Markets Dividend ETF | SPDR SP Emerging Markets Dividend ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EDIV
SPDR SP Emerging Markets ex-China ETF | SPDR SP Emerging Markets ex-China ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XCNY
SPDR SP Emerging Markets Small Cap ETF | SPDR SP Emerging Markets Small Cap ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWX
SPDR SP Global Dividend ETF | SPDR SP Global Dividend ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WDIV
SPDR SP Global Infrastructure ETF | SPDR SP Global Infrastructure ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GII
SPDR SP Global Natural Resources ETF | SPDR SP Global Natural Resources ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNR
SPDR SP International Dividend ETF | SPDR SP International Dividend ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWX
SPDR SP International Small Cap ETF | SPDR SP International Small Cap ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWX
SPDR SP North American Natural Resources ETF | SPDR SP North American Natural Resources ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NANR